Supplement to the

Fidelity® Balanced Fund

Class K

October 30, 2023

Summary Prospectus

The following information supplements information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Laurie Mundt (Co-Portfolio Manager) has managed the fund since 2024.

It is expected that Ms. Reilly will transition off the fund effective on or about September 30, 2024.

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.39%A,B

Distribution and/or Service (12b-1) fees	None

Other expenses	0.00%B

Total annual operating expenses	0.39%

A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.05% was previously charged under the services agreements.

B Adjusted to reflect current fees.

1 year	$ 40

3 years	$ 125

5 years	$ 219

10 years	$ 493

BAL-K-SUSTK-0324-105 1.9880425.105	March 8, 2024

Supplement to the

Fidelity® Balanced Fund

October 30, 2023

Summary Prospectus

The following information supplements information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Laurie Mundt (Co-Portfolio Manager) has managed the fund since 2024.

It is expected that Ms. Reilly will transition off the fund effective on or about September 30, 2024.

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.47%A,B

Distribution and/or Service (12b-1) fees	None

Other expenses	0.00%B

Total annual operating expenses	0.47%

A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.12% was previously charged under the services agreements.

B Adjusted to reflect current fees.

1 year	$ 48

3 years	$ 151

5 years	$ 263

10 years	$ 591

BAL-SUSTK-0324-104 1.9881533.104	March 8, 2024